Taxation - Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction (Details)	12 Months Ended
Dec. 31, 2025
Hong Kong [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	16.50%
Singapore [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	17.00%
Thailand [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	20.00%
Malaysia [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	24.00%
Macau [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	12.00%
United States [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	21.00%
Australia [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	0.00%
United Arab Emirates [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	25.00%
United Kingdom [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	19.00%
South Korea [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	25.00%
Japan [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	23.20%
Canada [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	15.00%
Vietnam [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	20.00%
China [Member]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction [Line Items]
Corporate income tax rate	25.00%